MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        March 5, 2009


VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Series Trust VIII (the "Trust") (File Nos. 33-37972 and 811-5262) on Behalf of MFS(R) Global Growth Fund and MFS(R) Strategic Income Fund (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 30 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on February 26, 2009.

     Please call the undersigned at (617) 954-4340 or Jessica Rung at (617) 954-6149 with any questions you may have.

                                        Very truly yours,


                                        SUSAN A. PEREIRA
                                        Susan A. Pereira
                                        Senior Counsel

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